Cover	Sep. 14, 2022
Cover [Abstract]
Entity Registrant Name	HALBERD CORPORATION
Entity Central Index Key	0001458631
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Sep. 14, 2022
Entity Incorporation State Country Code	CO
Entity File Number	333-157958
Entity Tax Identification Number	87-3538414
Entity Address Postal Zip Code	16133
City Area Code	814
Local Phone Number	786-8849
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Address City Or Town	Jackson Center
Entity Address State Or Province	PA
Security 12b Title	Common Stock
Trading Symbol	HALB
Entity Address Address Line 1	P.O. Box 25